Condensed Consolidated Balance Sheets - USD ($)	Aug. 31, 2024	May 31, 2024	May 31, 2023
Current assets
Cash and cash equivalents	$ 109,727	$ 70,276	$ 180,468
Accounts receivable	71,605	89,281
Prepaid expenses and other current assets	158,874	120,139	30,805
Total current assets	340,206	279,696	211,273
Property and equipment, net	35,678	40,857	59,631
Right of use asset, net	52,443	61,519	53,069
Intangible assets	197,761	197,761	197,761
Total assets	626,088	579,833	521,734
Current liabilities
Accounts payable and accrued expenses	243,258	148,648	39,651
Lease liability, current	40,476	40,178	35,367
Total current liabilities	283,734	188,826	75,018
Convertible notes payable to founder	717,600	614,182	400,646
Lease liability, noncurrent	12,749	22,036	19,732
Income taxes payable	165,549	159,519	46,572
Total liabilities	1,179,632	984,563	541,968
Commitments and contingencies (Note 10)
Stockholders’ deficit
Preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued or outstanding
Common stock, $0.001 par value; 100,000,000 shares authorized; 4,440,891 issued and outstanding as of August 31, 2024 and May 31, 2024	4,441	4,441	4,441
Additional paid in capital	4,697,626	4,670,165	4,440,256
Accumulated deficit	(5,255,611)	(5,079,336)	(4,464,931)
Total stockholders’ deficit	(553,544)	(404,730)	(20,234)
Total liabilities and stockholders’ deficit	$ 626,088	$ 579,833	$ 521,734